EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from continuing operations	$ 8,482,513	$ 15,499,138	$ 26,725,449
Income from discontinued operations			21,260,340
Net income	8,482,513	15,499,138	47,985,789
Net loss attributable to non-controlling interests			39,132,578
Income attributable to AerSale Corporation	8,482,513	15,499,138	8,853,211
Dividends attributable to preferred stockholders		(34,632,836)	(33,577,536)
Income (loss) attributable to common shareholders for EPS	$ 8,482,513	$ (19,133,698)	$ (24,724,325)
Weighted-average number of shares outstanding - basic	1,048,196	37,010	37,010
Additional shares from assumed exercise of warrants and contingently issuable shares	67,167
Weighted-average number of shares outstanding - diluted	1,115,363	37,010	37,010
Income (loss) per share - basic
Income (loss) per share from continuing operations	$ 8.09	$ (516.98)	$ (185.14)
Loss per share from discontinued operations and noncontrolling interest			(482.90)
Earnings (loss) per share - basic	8.09	(516.98)	(668.04)
Income (loss) per share - diluted
Income (loss) per share from continuing operations	7.61	(516.98)	(185.14)
Loss per share from discontinued operations and noncontrolling interest			(482.90)
Earnings (loss) per share - diluted	$ 7.61	$ (516.98)	$ (668.04)
Adjustments and rounding
Net income			$ 47,985,789